UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
June 13, 2018 to July 12, 2018

Commission File Number of issuing entity:	333-189017-03

Central Index Key Number of issuing entity:	0001600824

Citigroup Commercial Mortgage Trust 2014-GC19
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-189017

Central Index Key Number of depositor:	0001258361

Citigroup Commercial Mortgage Securities Inc.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor:	0001541001
0001541502
0001576832
0001558761
0001505494
0001592182
0001587045

Citigroup Global Markets Realty Corp.
Goldman Sachs Mortgage Company
MC-Five Mile Commercial Mortgage Finance LLC
Cantor Commercial Real Estate Lending, L.P.
The Bancorp Bank
Rialto Mortgage Finance, LLC
RAIT Funding, LLC
(Exact name of sponsor(s) as specified in its charter)

Richard Simpson (212) 816-5343
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

46-5156528
46-5168857
46-7382968
(I.R.S. Employer Identification No.)

c/o U.S. Bank National Association
190 S. LaSalle Street 7th Floor Chicago, Illinois
(Address of principal executive offices of issuing entity)

60603
(Zip Code)

(312) 332-7464
(Telephone number, including area code)

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Name of exchange
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))

A-1	☐	☐	☒	_______
A-2	☐	☐	☒	_______
A-3	☐	☐	☒	_______
A-4	☐	☐	☒	_______
A-AB	☐	☐	☒	_______
X-A	☐	☐	☒	_______
X-B	☐	☐	☒	_______
A-S	☐	☐	☒	_______
B	☐	☐	☒	_______
PEZ	☐	☐	☒	_______
C	☐	☐	☒	_______

Indicate by check mark whether the registrant (1) filed all reports required to be filed by Section 13 or 15(d) of the Securities and Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days? Yes ☒ No ☐

PART I - DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
On July 12, 2018, a distribution was made to holders of Citigroup Commercial Mortgage Trust 2014-GC19, Commercial Mortgage Pass-Through Certificates, Series 2014-GC19. The monthly report to holders is attached as Exhibit 99.1.

No assets securitized by Citigroup Commercial Mortgage Securities Inc. and held by Citigroup Commercial Mortgage Trust 2014-GC19 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period covered by this distribution report on Form 10-D.

Citigroup Commercial Mortgage Securities Inc. filed its most recent Form ABS-15G under Rule 15Ga-1 under the Securities Exchange Act of 1934 (“Rule 15Ga-1”) on February 14, 2018. The CIK number of Citigroup Commercial Mortgage Securities Inc. is 0001258361.

Citigroup Global Markets Realty Corp. filed its most recent Form ABS-15G under Rule 15Ga-1 on February 14, 2018. The CIK number of Citigroup Global Markets Realty Corp. is 0001541001.

Goldman Sachs Mortgage Company filed its most recent Form ABS-15G under Rule 15Ga-1 on May 11, 2018. The CIK number of Goldman Sachs Mortgage Company is 0001541502.

MC-Five Mile Commercial Mortgage Finance LLC filed its most recent Form ABS-15G under Rule 15Ga-1 on January 29, 2018. The CIK number of MC-Five Mile Commercial Mortgage Finance LLC is 0001576832.

Cantor Commercial Real Estate Lending, L.P. filed its most recent Form ABS-15G under Rule 15Ga-1 on February 6, 2018. The CIK number of Cantor Commercial Real Estate Lending, L.P. is 0001558761.

The Bancorp Bank filed its most recent Form ABS-15G under Rule 15Ga-1 on January 31, 2018. The CIK number of The Bancorp Bank is 0001505494.

Rialto Mortgage Finance, LLC filed its most recent Form ABS-15G under Rule 15Ga-1 on February 2, 2018. The CIK number of Rialto Mortgage Finance, LLC is 0001592182.

RAIT Funding, LLC filed its most recent Form ABS-15G under Rule 15Ga-1 on January 26, 2018. The CIK number of RAIT Funding, LLC is 0001587045.

Item 1A. Asset-Level Information.
Not applicable.

Item 1B. Asset Representations Reviewer and Investor Communication.
Not applicable.

PART II - OTHER INFORMATION
Item 2. Legal Proceedings.
No information to report for the monthly distribution period covered by this distribution report on Form 10-D.

Item 3. Sales of Securities and Use of Proceeds.
None.

Item 4. Defaults Upon Senior Securities.
None.

Item 5. Submission of Matters to a Vote of Security Holders.
None.

Item 6. Significant Obligors of Pool Assets.
None.

Item 7. Change in Sponsor Interest in the Securities.
None.

Item 8. Significant Enhancement Provider Information.
None.

Item 9. Other Information.
None.

Item 10. Exhibits.
(a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1) Monthly report distributed to holders of Citigroup Commercial Mortgage Trust 2014-GC19, Commercial Mortgage Pass-Through Certificates, Series 2014-GC19, relating to the July 12, 2018 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this form are listed in the Exhibit Index that immediately precedes the signature page hereof.

EXHIBIT INDEX

Exhibit	Description
Exhibit 99.1	Monthly report distributed to holders of Citigroup Commercial Mortgage Trust 2014-GC19, Commercial Mortgage Pass-Through Certificates, Series 2014-GC19, relating to the July 12, 2018 distribution.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Citigroup Commercial Mortgage Securities Inc.
(Depositor)

Date: July 23, 2018	/s/ Richard Simpson
Name: Richard Simpson
Title: President